Environmental Rehabilitation and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Environmental Rehabilitation and Other Provisions

	US Dollars
Figures in millions	2017	2016	2015

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	279	272	296
Charge to income statement	2	—	—
Change in estimates(1)	4	(12)	5
Unwinding of decommissioning obligation	12	12	11
Transfer to non-current assets and liabilities held for sale	(20)	—	(11)
Utilised during the year	(2)	(2)	(3)
Translation	11	9	(26)
Balance at end of year	286	279	272

Provision for restoration
Balance at beginning of year	426	411	555
Charge to income statement	8	10	6
Change in estimates(1)	(17)	(2)	(40)
Unwinding of restoration obligation	10	8	10
Transfer to non-current assets and liabilities held for sale	(3)	—	(110)
Transfer to current portion	(17)	—	—
Utilised during the year	(4)	(3)	(2)
Translation	6	2	(8)
Balance at end of year	409	426	411

Other provisions(2)(3)
Balance at beginning of year	172	164	201
Charge to income statement	17	11	11
Change in estimates	15	5	24
Additions	64	—	—
Transfer (to) from trade and other payables	(6)	(2)	3
Unwinding of other provisions	1	1	1
Utilised during the year	(35)	(30)	(25)
Translation	19	23	(51)
Balance at end of year	247	172	164

Total environmental rehabilitation and other provisions	942	877	847

(1)
The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)
Other provisions include the following significant item: Chemwes (Pty) Limited, a subsidiary of First Uranium (Pty) Limited acquired by AngloGold Ashanti Limited during 2012, agreed to sell 25% of its production, capped at 312,500oz from 1 January 2012, to Franco-Nevada (Barbados) Corporation. Franco Nevada is required to pay $400/oz which inflates at 1% compounded annually from 2013. These factors were considered in determining the commodity contract obligation. The provision is calculated as the present value of the portion which is deemed onerous in light of the current market conditions using a gold forward for the duration of the contract of $1,303/oz (2016: $1,152/oz; 2015: $1,061/oz). As at 31 December 2017, the remaining production due to Franco Nevada is 170,435oz (2016: 197,528oz; 2015: 220,447oz).

(3)	Other provisions include the provision for the silicosis class action litigation of $63m.

The undiscounted rehabilitation provision based on real cash flows is $991m (2016: $867m; 2015: $831m).